Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of expenses [Line Items]
Total	$ 23,149	$ 24,116
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	14,325	14,289
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	2,369	2,339
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	3,043	3,077
Freight [Member]
Disclosure of expenses [Line Items]
Total	1,097	1,133
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	0	530
Integration and Restructuring Related Costs [Member]
Disclosure of expenses [Line Items]
Total	68	47
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	866	793
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	102	110
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	333	354
Gain On Disposal Of Investment [Member]
Disclosure of expenses [Line Items]
Total	(301)	0
Other [Member]
Disclosure of expenses [Line Items]
Total	645	506
Provincial Mining [Member]
Disclosure of expenses [Line Items]
Total	372	255
Loss related to financial instruments in Argetina [Member]
Disclosure of expenses [Line Items]
Total	0	35
ARO/ERL non-accretion expense [Member]
Disclosure of expenses [Line Items]
Total	2	151
Bad Debt [Member]
Disclosure of expenses [Line Items]
Total	85	117
Project Feasability [Member]
Disclosure of expenses [Line Items]
Total	108	92
Customer Prepayments Costs [Member]
Disclosure of expenses [Line Items]
Total	63	58
Earnings of equity-accounted investees [Member]
Disclosure of expenses [Line Items]
Total	37	130
Foreign exchange (gain) loss, net of related derivatives [Member]
Disclosure of expenses [Line Items]
Total	$ 9	$ 360